Inventories and Other Current Assets, net	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventories and Other Current Assets, net

Note 4. Inventories and Other Current Assets, net

Inventories and other current assets, net consist of the following (in millions):

	As of December 31,
	2014	2013
Raw materials	$26.3	$—
Finished goods	71.8	1.2

Total Inventory	98.1	1.2
Refundable and prepaid income taxes	18.3	25.3
Prepaid rent	13.4	12.5
Prepaids and other current assets	42.5	21.7

Inventories and other current assets, net	$172.3	$60.7